CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 9,717	$ 14,107
Accounts receivable	2,516	2,811
Prepaid expenses and other	723	734
Total current assets	12,956	17,652
Non-current assets
Royalty, stream, and other interests	255,302	257,824
Investment in Silverback	314	450
Deferred income tax assets	105	105
Total non-current assets	255,721	258,379
TOTAL ASSETS	268,677	276,031
Current liabilities
Trade and other payables	1,188	5,394
Current acquisition payables	0	1,598
Current liabilities other than loans	1,188	6,992
Convertible loan facility	12,693	13,588
Total current liabilities	13,881	20,580
Non-current liabilities
Acquisition payable	2,233	2,028
Deferred income tax liabilities	536	536
Total non-current liabilities	2,769	2,564
Total liabilities	16,650	23,144
EQUITY
Share capital	307,848	303,323
Reserves	13,021	12,930
Deficit	(68,842)	(63,366)
Total equity	252,027	252,887
TOTAL LIABILITIES AND EQUITY	$ 268,677	$ 276,031